Share-Based Compensation - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 11, 2024	Jun. 03, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option issued (in shares)			0	0	0
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, outstanding			$ 50,000,000	$ 61,000,000	$ 44,000,000
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, exercisable			50,000,000	61,000,000	44,000,000
Total intrinsic value of stock options and cash-based stock appreciation rights, exercised			$ 36,000,000	25,000,000	5,000,000
Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock authorized for issuance under the plan (in shares)			13,450,000
Shares available to be issued (in shares)			8,000,000
Percentage of employee payroll deductions authorized		15.00%
Percentage of fair market value of common stock to purchase shares		85.00%
Offering period		6 months
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares)		147,214	1,554,412
Award vesting period		3 years
Restricted Share Units | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares)	15,902
Award vesting period	3 years
Restricted Share Units | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares)	63,154
Award vesting period	2 years
Performance Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares)	118,853	694,007	644,174
Award vesting period	3 years	3 years
Share based compensation expense attributable to non-vested shares			$ 125,000,000
Unrecognized compensation cost, weighted-average period of recognition, years			1 year 8 months 12 days
Total fair value of restricted stock grant			$ 88,000,000	113,000,000	27,000,000
Total fair value of restricted stock vested			$ 17,000,000	$ 14,000,000	24,000,000
Performance Stock Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award grants performance period			12 months
Performance Stock Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award grants performance period			36 months
Stock Options and Cash-Based Stock Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense attributable to non-vested shares			$ 0
Restricted Share Awards and Cash-Based Restricted Share Unit Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			3 years
Share based compensation expense attributable to non-vested shares			$ 119,000,000
Shares issued (in shares)			0	0
Unrecognized compensation cost, weighted-average period of recognition, years			2 years
Total fair value of restricted stock grant			$ 127,000,000	$ 110,000,000	102,000,000
Total fair value of restricted stock vested			$ 185,000,000	$ 74,000,000	$ 131,000,000